Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
OPERATING ACTIVITIES:
Net income	$ 434,186	$ 156,312	$ 353,545
Adjustment for loss from discontinued operations	482	129,769	27,001
Income from continuing operations	434,668	286,081	380,546
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	315,468	262,658	227,535
Provision for (recovery of) bad debt	106	206	(645)
Equity in income of affiliate before income taxes			(16,308)
Stock-based compensation	12,101	15,855	8,348
Gain on sale of investment securities	(913)
Gain from involuntary conversion of long-lived assets			(541)
Income from asset sales	(13,903)	(4,992)	(5,402)
Deferred income tax expense	187,651	105,691	158,153
Other		79	(244)
Change in assets and liabilities:
Accounts receivable	(2,987)	(223,916)	156,863
Inventories	(11,005)	(3,858)	(10,981)
Prepaid expenses and other	12,623	(12,800)	(9,442)
Accounts payable	17,362	16,760	(24,996)
Accrued liabilities	20,483	14,031	2,672
Deferred income taxes	251	2,453	8,234
Other noncurrent liabilities	6,129	8,402	(1,525)
Net cash provided by operating activities from continuing operations	978,034	466,650	872,267
Net cash provided by (used in) operating activities from discontinued operations	(482)	(4,362)	23,672
Net cash provided by operating activities	977,552	462,288	895,939
INVESTING ACTIVITIES:
Capital expenditures	(694,264)	(329,572)	(876,839)
Acquisition of TerraVici Drilling Solutions	(4,000)		(16)
Proceeds from asset sales	26,795	7,867	8,069
Insurance proceeds from involuntary conversion			541
Purchase of short-term investments		(16)	(12,500)
Proceeds from sale of investments	3,932	12,516
Net cash used in investing activities from continuing operations	(667,537)	(309,205)	(880,745)
Net cash used in investing activities from discontinued operations		(55)	(3,284)
Net cash used in investing activities	(667,537)	(309,260)	(884,029)
FINANCING ACTIVITIES:
Decrease in notes payable			(1,733)
Decrease in long-term debt			(25,000)
Proceeds from line of credit	10,000	895,000	3,840,000
Payments on line of credit	(20,000)	(1,060,000)	(3,790,000)
Increase (decrease) in bank overdraft		(2,038)	2,038
Dividends paid	(26,741)	(22,254)	(21,111)
Exercise of stock options	15,441	(202)	1,272
Excess tax benefit from stock-based compensation	12,511	3,344	1,217
Net cash provided by (used in) financing activities	(8,789)	(186,150)	6,683
Net increase (decrease) in cash and cash equivalents	301,226	(33,122)	18,593
Cash and cash equivalents, beginning of period	63,020	96,142	77,549
Cash and cash equivalents, end of period	$ 364,246	$ 63,020	$ 96,142